ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2019, and 2018 are as follows:

	Years Ended July 31,
	2019	2018
Beginning balance, net of tax effect	$487,136	$368,476
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	—	265,080
Tax effect	—	(130,963)
Unrealized gains on available-for-sale securities, net of tax effect	—	134,117

Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gain on marketable securities reclassified to retained earnings	(800,136)	(23,420)
Tax effect	313,000	7,963
Amount reclassified, net of tax effect	(487,136)	(15,457)
Ending balance, net of tax effect	$—	$487,136